Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Free Shares (Details)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting				Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO				Oct. 18, 2019
Date of the CEO decision				Oct. 31, 2019
Total number of BSAAR voided (in shares)				0
Total number of AGA definitively vested (in shares)	0	0	0	0
Total number of BSAAR subscribed (in shares)				35,070
Excercise price (in EUR per share) | € / shares				€ 12.32
Valuation method used				Black & Scholes
Expected dividends				0.00%
Expected volatility				40.00%
Risk-free interest rate				0.00%
Employees and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting	Jun. 30, 2021	Jun. 30, 2021
Date of the Management Board meeting	Oct. 18, 2021	Oct. 18, 2021
Date of the CEO decision	Oct. 19, 2021	Oct. 19, 2021
Valuation method used	Black-Scholes	Black-Scholes
AGA D | Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting	Nov. 27, 2019	Nov. 27, 2019		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Mar. 17, 2021	Mar. 17, 2021		Jul. 18, 2019
Date of the Executive Board Meeting				Jul. 18, 2019
Date of the CEO decision
Total number of AGA subscribed (in shares)	15,000	15,000		3,000
Total number of BSAAR voided (in shares)				0
Total number of AGA definitively vested (in shares)	0	0		0
Total number of BSAAR subscribed (in shares)	15,000	15,000		3,000
Acquisition period	From 03/17/2021 to 03/31/2024	From 03/17/2021 to 03/31/2024		From 07/18/2019 to 09/16/2022
Valuation method used	Monte Carlo	Monte Carlo		Monte Carlo
Price of the share at the time of allocation | (per share)		$ 4.15		€ 17.06
Expected dividends	0.00%	0.00%		0.00%
Expected volatility	51.00%	51.00%		40.20%
Risk-free interest rate	(59.00%)	(59.00%)		0.00%
Turnover rate	0.00%	0.00%		0.00%
AGA D | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting				Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO				Jul. 18, 2019
Date of the Executive Board Meeting				Jul. 18, 2019
Total number of AGA subscribed (in shares)				16,070
Total number of BSAAR voided (in shares)				3,360
Total number of AGA definitively vested (in shares)				0
Total number of BSAAR subscribed (in shares)				12,710
Acquisition period				From 07/18/2019 to 09/16/2022
Valuation method used				Monte Carlo
Price of the share at the time of allocation | € / shares				€ 17.06
Expected dividends				0.00%
Expected volatility				40.20%
Risk-free interest rate				0.00%
Turnover rate				0.00%
AGA S | Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting				Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO				Jul. 18, 2019
Date of the Executive Board Meeting				Jul. 18, 2019
Total number of AGA subscribed (in shares)				0
Total number of BSAAR voided (in shares)				0
Total number of AGA definitively vested (in shares)				0
Total number of BSAAR subscribed (in shares)				0
Acquisition period				From 07/18/2019 to 09/16/2022
Valuation method used				Monte Carlo
Price of the share at the time of allocation | € / shares				€ 17.06
Expected dividends				0.00%
Expected volatility				40.20%
Risk-free interest rate				0.00%
Turnover rate				0.00%
AGA S | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting	Nov. 27, 2019	Nov. 27, 2019		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Feb. 26, 2021	Feb. 26, 2021		Jul. 18, 2019
Date of the Executive Board Meeting				Jul. 18, 2019
Date of the CEO decision	Mar. 30, 2021	Mar. 30, 2021
Total number of AGA subscribed (in shares)	32,400	32,400		17,556
Total number of BSAAR voided (in shares)	3,400	3,400		5,226
Total number of AGA definitively vested (in shares)	0	0		0
Total number of BSAAR subscribed (in shares)	29,000	29,000		12,330
Acquisition period	From 03/30/2021 to 03/31/2024	From 03/30/2021 to 03/31/2024		From 07/18/2019 to 09/16/2022
Valuation method used	Monte Carlo	Monte Carlo		Monte Carlo
Price of the share at the time of allocation | (per share)		$ 4		€ 17.06
Expected dividends	0.00%	0.00%		0.00%
Expected volatility	51.00%	51.00%		40.20%
Risk-free interest rate	(59.00%)	(59.00%)		0.00%
Turnover rate	0.00%	0.00%		0.00%
AGA D and S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting					Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO					Nov. 07, 2018
Date of the Executive Board Meeting					Nov. 22, 2018
Total number of AGA subscribed (in shares)					35,800
Total number of BSAAR voided (in shares)					14,059
Total number of AGA definitively vested (in shares)					21,741
Total number of BSAAR subscribed (in shares)					0
Acquisition period					From 07/18/2019to 09/16/2022
Valuation method used					Monte Carlo
Price of the share at the time of allocation | € / shares					€ 20.02
Expected dividends					0.00%
Expected volatility					38.00%
Risk-free interest rate					0.00%
Turnover rate					15.00%
AGA D and S 2017-1 and 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting						Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO						Nov. 22, 2017
Date of the Executive Board Meeting						Dec. 06, 2017
Total number of AGA subscribed (in shares)						41,196
Total number of BSAAR voided (in shares)						13,775
Total number of AGA definitively vested (in shares)						27,421
Total number of BSAAR subscribed (in shares)						0
Acquisition period						From 12/06/2017to 12/31/2020
Valuation method used						Monte Carlo
Price of the share at the time of allocation | € / shares						€ 21.95
Expected dividends						0.00%
Expected volatility						53.70%
Risk-free interest rate						0.00%
Turnover rate						15.00%
AGA D and S 2016-1 and 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting							Jun. 21, 2016
Date of the Management Board meeting							Dec. 15, 2016
Total number of AGA subscribed (in shares)							30,709
Total number of BSAAR voided (in shares)							5,429
Total number of AGA definitively vested (in shares)							25,280
Total number of BSAAR subscribed (in shares)							0
Acquisition period							From 12/15/2016to 12/15/2019
Valuation method used							Monte Carlo
Price of the share at the time of allocation | € / shares							€ 20.78
Expected dividends							0.00%
Expected volatility							63.00%
Risk-free interest rate							0.00%
Turnover rate							15.00%
S O | Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting			Nov. 27, 2019
Date of the decision and delegation of the Board of Directors to the CEO			Dec. 11, 2020
Date of the CEO decision			Dec. 11, 2020
Excercise price (in EUR per share) | (per share)		$ 3.26	€ 4.38
Valuation method used	Black-Scholes	Black-Scholes
Price of the share at the time of allocation | (per share)		$ 3.24	€ 3.99
Expected dividends			0.00%
Expected volatility			49.00%
Risk-free interest rate			(0.70%)
Turnover rate			0.00%
Fair value | € / shares	€ 1.06		€ 1.16
S O | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | (per share)		2.61	3.50
Price of the share at the time of allocation | $ / shares		$ 3.24
Fair value | € / shares	€ 1.30		1.46
S O | Employees and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	0.00%
Expected volatility	50.00%	50.00%
Risk-free interest rate	(0.59%)	(0.59%)
Turnover rate	0.00%	0.00%
SO US | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | (per share)		$ 3.22	4.52
Price of the share at the time of allocation | (per share)		$ 3.24	€ 3.99
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	50.00%	50.00%	49.00%
Risk-free interest rate	(0.59%)	(0.59%)	(0.70%)
Turnover rate	0.00%	0.00%	0.00%
Fair value | € / shares	€ 1.07		€ 1.12